Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

October 27, 2011

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Mutual Variable Annuity Account III
The Penn Mutual Life Insurance Company
Registration Statement on Form N-4 (File Nos. 333- ; 811-03457)

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (“Penn Mutual”), and its separate account, Penn Mutual Variable Annuity Account III (the “Registrant”), enclosed for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant’s registration statement on Form N-4. The purpose of this filing is to register a new product to be offered by Penn Mutual.

If you have any questions regarding this Post-Effective Amendment, please do not hesitate to call me at (202) 739-5450 or Sean Graber at (215) 963-5598.

Very truly yours,

/s/     Michael Berenson

Michael Berenson

cc:	Ms. Kimberly Love
Sean Graber, Esq.